Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Deferred income tax assets: Purchase accounting	$ 615	$ 920
Deferred income tax assets: Accumulated other comprehensive income - Defined benefit plans	84	430
Deferred income tax assets: Accumulated other comprehensive income - Unrealized loss on securities available for sale		2,928
Deferred income tax assets: Accumulated other comprehensive income - Unrealized loss on securities available for sale transferred to held to maturity	404
Deferred income tax assets: Accumulated other comprehensive income - Derivatives	1,430
Deferred income tax assets: Allowance for loan losses	5,060	4,451
Deferred income tax assets: Benefit plans	2,816	2,709
Deferred income tax assets: Compensation	239
Deferred income tax assets: Stock based compensation	3,255	3,320
Deferred income tax assets: Capital loss carryover		88
Deferred income tax assets: Uncollected interest	2,431	2,290
Deferred income tax assets: Depreciation	928	747
Deferred income tax assets: Other	809	705
Deferred Tax Assets, Gross, Total	18,071	18,588
Valuation allowance	(134)	(995)
Deferred Tax Assets, Net of Valuation Allowance, Total	17,937	17,593
Deferred income tax liabilities: Deferred costs	815	617
Deferred income tax liabilities: Goodwill	6,198	5,716
Deferred income tax liabilities: Accumulated other comprehensive income - Unrealized gain on securities available for sale	458
Deferred income tax liabilities: Accumulated other comprehensive income - Derivatives		1,269
Deferred income tax liabilities: Other	152	209
Deferred Tax Liabilities, Gross, Total	7,623	7,811
Net deferred income tax asset	$ 10,314	$ 9,782